Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Discovery Fund

Supplement dated August 10, 2017

to Prospectus dated January 27, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, October 9, 2017, in connection with the principal investment strategy of Baron Discovery Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 34 of the Prospectus, the following sentences under “Principal Investment Strategies of the Fund,” which read as follows: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2016, the weighted median market cap of the Russell 2000 Growth Index was $1.79 billion.” are deleted in their entirety and replaced with the following: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at June 30 and December 31, or companies with market capitalizations up to $1.5 billion, whichever is larger.”

This information supplements the Prospectus dated January 27, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Discovery Fund

Supplement dated August 10, 2017

to Prospectus dated January 27, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, October 9, 2017, in connection with the principal investment strategy of Baron Discovery Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 34 of the Prospectus, the following sentences under “Principal Investment Strategies of the Fund,” which read as follows: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2016, the weighted median market cap of the Russell 2000 Growth Index was $1.79 billion.” are deleted in their entirety and replaced with the following: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at June 30 and December 31, or companies with market capitalizations up to $1.5 billion, whichever is larger.”

This information supplements the Prospectus dated January 27, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.